Schedule of Investments (unaudited)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.5%
Abacus Group	241,423	$191,866
Accent Group Ltd.(a)	126,828	196,036
Adairs Ltd.(a)	330,096	575,040
Alkane Resources Ltd.(b)	196,092	73,062
Amotiv Ltd.	29,648	206,356
AMP Ltd.	119,964	112,064
Ansell Ltd.	2,964	60,272
ARN Media Ltd., NVS(a)	184,704	89,659
BWP Trust	103,116	232,926
Catalyst Metals Ltd.(b)	34,008	77,169
Cettire Ltd.(a)(b)	840,060	832,833
Champion Iron Ltd.	53,508	205,367
Clinuvel Pharmaceuticals Ltd.(a)	22,620	210,617
Coast Entertainment Holdings Ltd., NVS(b)	1,256,112	368,480
Collins Foods Ltd.	51,324	280,207
Dalrymple Bay Infrastructure Ltd.	521,040	1,148,599
Data#3 Ltd.	62,244	298,193
Deterra Royalties Ltd.	603,096	1,459,075
Domain Holdings Australia Ltd.	249,132	491,041
Domino's Pizza Enterprises Ltd.	3,276	71,697
Downer EDI Ltd.	128,232	469,848
Eagers Automotive Ltd.	11,856	86,020
Elanor Commercial Property Fund(a)	679,692	270,620
Elders Ltd.	40,560	226,246
FleetPartners Group Ltd., NVS(b)	392,964	753,218
GenusPlus Group Ltd.	268,320	412,571
GR Engineering Services Ltd.	402,012	557,560
GrainCorp Ltd., Class A	295,308	1,744,971
Growthpoint Properties Australia Ltd.	77,220	133,602
GWA Group Ltd.	475,644	725,370
Healius Ltd.(b)	1,040,871	1,126,015
Helia Group Ltd.	525,720	1,396,844
HomeCo Daily Needs REIT	598,198	474,420
Horizon Oil Ltd.	2,781,636	347,813
IGO Ltd.	97,032	332,399
Iluka Resources Ltd.	142,896	549,182
Inghams Group Ltd.	302,172	567,974
Jumbo Interactive Ltd.	10,140	85,565
Karoon Energy Ltd.(a)	315,900	287,953
Kogan.com Ltd.	47,112	143,332
Lovisa Holdings Ltd.	9,360	181,875
Macmahon Holdings Ltd.	3,972,696	993,484
McMillan Shakespeare Ltd.	83,304	799,401
Metcash Ltd.	208,417	418,056
Mount Gibson Iron Ltd.(b)	2,114,424	423,423
Myer Holdings Ltd.	1,883,700	1,117,596
Neuren Pharmaceuticals Ltd., NVS(b)	56,316	453,254
New Hope Corp. Ltd.	289,068	922,937
nib holdings Ltd.	28,548	108,064
Nick Scali Ltd.	76,440	702,839
Nine Entertainment Co. Holdings Ltd.	393,120	302,461
NRW Holdings Ltd.	448,500	1,130,255
OFX Group Ltd.(a)(b)	109,824	105,328
Orora Ltd.	219,180	346,425
Perenti Ltd.	270,504	207,816
Perseus Mining Ltd.	80,496	150,498
PEXA Group Ltd.(b)	34,008	302,128
Playside Studios Ltd.(a)(b)	228,540	73,753
PolyNovo Ltd.(a)(b)	115,596	154,589
Region RE Ltd.	237,276	341,204
Security	Shares	Value
Australia (continued)
Regis Healthcare Ltd.	74,568	$317,199
Regis Resources Ltd.(b)	83,148	146,465
Reliance Worldwide Corp. Ltd.	52,104	177,403
RPMGlobal Holdings Ltd.(b)	215,592	420,007
Sandfire Resources Ltd.(b)	266,760	1,805,352
Sigma Healthcare Ltd.	156,624	201,083
Sims Ltd.	135,252	1,123,942
Southern Cross Gold Ltd.(b)	77,064	157,252
Southern Cross Media Group Ltd.(a)	782,964	267,237
Stanmore Resources Ltd.	391,092	802,485
Steadfast Group Ltd.	108,108	389,346
Super Retail Group Ltd.	132,288	1,254,421
Tabcorp Holdings Ltd.	2,553,506	783,310
Telix Pharmaceuticals Ltd.(b)	86,580	1,183,083
Temple & Webster Group Ltd.(b)	8,892	67,180
Terracom Ltd.(a)	2,389,764	312,737
Tuas Ltd.(b)	194,844	656,669
Ventia Services Group Pty. Ltd.	333,372	1,001,218
Waypoint REIT Ltd.	556,920	907,383
Weebit Nano Ltd.(a)(b)	66,612	88,093
		39,169,333
Austria — 0.3%
ams-OSRAM AG(b)	17,085	165,609
Oesterreichische Post AG	8,892	282,012
Porr AG	43,056	680,724
Semperit AG Holding(a)	12,168	150,888
Zumtobel Group AG	59,436	342,653
		1,621,886
Belgium — 0.8%
Barco NV	19,393	241,154
Bekaert SA	9,828	359,157
bpost SA	124,644	326,073
Deceuninck NV	21,216	53,349
Deme Group NV	1,404	214,655
Fluxys Belgium SA	16,692	268,719
Ion Beam Applications(a)	57,876	857,892
Proximus SADP	69,888	508,578
Solvay SA	31,668	1,288,385
		4,117,962
Canada — 9.7%
ADENTRA Inc.	4,056	111,832
Advantage Energy Ltd.(a)(b)	34,788	217,620
AGF Management Ltd., Class B, NVS	38,844	290,699
Andlauer Healthcare Group Inc.(a)	7,332	216,271
Artis REIT	107,640	599,138
Atco Ltd., Class I, NVS	18,408	638,830
AtkinsRealis Group Inc.	13,884	668,099
ATS Corp.(b)	12,012	360,011
AutoCanada Inc.(a)(b)	5,928	63,182
Baytex Energy Corp.	164,736	464,978
Bird Construction Inc.	23,244	505,998
BlackBerry Ltd.(b)	102,180	231,168
Boardwalk REIT	9,360	486,033
Bombardier Inc., Class B(b)	7,332	539,335
BRP Inc.	16,380	807,618
Canacol Energy Ltd.(a)	23,978	48,564
Canfor Corp.(b)	43,056	513,635
Capital Power Corp.	11,700	474,521
Cascades Inc.	70,824	533,590
Celestica Inc., NVS(b)	46,488	3,181,224
Centerra Gold Inc.	93,600	661,489

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Chemtrade Logistics Income Fund	74,100	$574,769
Choice Properties REIT	20,436	208,125
CI Financial Corp.	149,760	2,463,105
Cogeco Communications Inc.	8,424	424,422
Cogeco Inc.	12,480	544,966
Colliers International Group Inc.	4,212	643,863
Computer Modelling Group Ltd.	19,968	164,064
Corus Entertainment Inc., Class B, NVS(b)	467,471	38,610
CT REIT	175,812	1,923,092
Definity Financial Corp.	6,084	234,778
Docebo Inc.(b)	24,960	1,136,900
Dream Office REIT, NVS(a)	25,896	396,154
Dundee Precious Metals Inc.	77,532	788,489
Eldorado Gold Corp.(b)	32,292	561,721
Empire Co. Ltd., NVS	9,516	274,541
Ensign Energy Services Inc.(b)	182,832	367,673
EQB Inc.	4,992	382,982
Filo Corp., NVS(b)	29,172	672,128
Finning International Inc.	64,584	1,885,082
First Capital Real Estate Investment Trust	46,800	597,626
Frontera Energy Corp.	85,800	467,098
Gibson Energy Inc.	37,752	626,330
H&R Real Estate Investment Trust	46,488	352,913
Hammond Power Solutions Inc., Class A	7,956	689,518
Hudbay Minerals Inc.	16,536	148,335
IAMGOLD Corp.(b)	42,432	235,572
Interfor Corp.(b)	56,628	780,473
Kinaxis Inc.(b)	3,276	363,846
Labrador Iron Ore Royalty Corp.	30,264	662,076
Lassonde Industries Inc., Class A	1,404	177,916
Leon's Furniture Ltd.	27,612	532,072
Linamar Corp.	6,552	268,085
Major Drilling Group International Inc.(b)	135,408	814,967
Martinrea International Inc.	47,580	351,976
Mattr Corp., NVS(b)	33,540	292,679
MEG Energy Corp.	58,032	1,060,735
Methanex Corp.	13,104	512,923
Morguard Corp.	624	52,453
Morguard North American Residential REIT	4,524	59,363
Mullen Group Ltd.	23,712	256,475
New Gold Inc.(b)	177,840	489,193
North West Co. Inc. (The)	9,048	340,579
Parkland Corp.	17,004	395,683
Pason Systems Inc.	95,004	919,096
Peyto Exploration & Development Corp.	9,828	107,149
PHX Energy Services Corp.	28,548	191,297
PrairieSky Royalty Ltd.	37,284	746,028
Precision Drilling Corp.(b)	12,012	721,488
Primo Water Corp.	13,416	351,902
Prinmaris REIT	44,148	495,272
Quebecor Inc., Class B	2,028	50,498
Real Matters Inc.(b)	101,088	511,847
Russel Metals Inc.	36,504	1,016,454
Silvercorp Metals Inc.	19,188	90,128
Spin Master Corp.(c)	28,236	597,633
Sprott Inc.	1,872	82,834
Stelco Holdings Inc.	19,656	961,801
Stella-Jones Inc.	780	47,158
Superior Plus Corp.	28,860	136,802
Torex Gold Resources Inc.(b)	36,972	797,407
TransAlta Corp.	148,980	1,557,905
Transcontinental Inc., Class A	50,388	622,454
Security	Shares	Value
Canada (continued)
Trican Well Service Ltd.	389,220	$1,291,483
Valeura Energy Inc.(b)	122,928	399,062
Veren Inc.	213,096	1,097,352
Vermilion Energy Inc.	46,488	433,378
Westshore Terminals Investment Corp.	36,192	598,110
Whitecap Resources Inc.	96,252	718,252
		50,370,975
Cayman Islands — 0.0%
Metaspacex Ltd.(b)	312,000	72,456
Mongolian Mining Corp.(b)	102,000	115,943
		188,399
China — 0.6%
China Minsheng Financial Holding Corp. Ltd.(b)	12,480,000	88,293
HUTCHMED China Ltd.(b)	78,000	284,406
Mobvista Inc.(b)(c)	756,000	195,141
NetDragon Websoft Holdings Ltd.	266,000	346,537
Newborn Town Inc.(b)	312,000	151,633
Skyworth Group Ltd.	1,560,000	620,536
Sprocomm Intelligence Ltd.(b)	312,000	458,322
Wasion Holdings Ltd.	1,560,000	1,180,292
		3,325,160
Denmark — 2.2%
ALK-Abello A/S(b)	8,580	200,904
Ascendis Pharma A/S, ADR(b)	936	114,960
Bavarian Nordic A/S(b)	2,340	73,673
Chemometec A/S	9,516	558,714
D/S Norden A/S	9,360	323,324
GN Store Nord A/S(b)	32,292	634,844
H Lundbeck A/S	7,644	49,780
ISS A/S	79,404	1,534,691
Jyske Bank A/S, Registered	4,680	328,306
Nilfisk Holding A/S(b)	7,644	128,408
NKT A/S(b)	11,388	1,067,705
Per Aarsleff Holding A/S	24,180	1,426,242
Ringkjoebing Landbobank A/S	3,276	541,834
Rockwool A/S, Class B	1,092	472,563
Royal Unibrew A/S	7,488	563,336
Scandinavian Tobacco Group A/S, Class A(c)	48,828	733,372
Solar A/S, Class B	18,252	857,407
Sydbank A/S	26,520	1,265,671
Zealand Pharma A/S(b)	3,120	360,180
		11,235,914
Finland — 1.3%
Cargotec OYJ, Class B	12,012	726,211
Harvia OYJ	6,084	301,513
Kemira OYJ	47,580	1,010,260
Konecranes OYJ	19,032	1,313,881
Lindex Group OYJ(b)	23,868	67,481
Marimekko OYJ(a)	65,520	910,823
Nokian Renkaat OYJ	43,680	362,537
Oma Saastopankki OYJ(a)	10,608	131,543
Outokumpu OYJ	116,532	419,218
Puuilo OYJ	8,112	81,400
QT Group OYJ(b)	4,836	368,410
Sanoma OYJ(a)	74,724	587,662
TietoEVRY OYJ	2,322	43,190
YIT OYJ(b)	75,660	215,076
		6,539,205
France — 5.5%
Abivax SA, NVS(b)	7,332	77,012
Alten SA	1,716	145,157

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Ayvens SA(c)	30,576	$203,158
Beneteau SACA	33,228	365,526
Carmila SA	10,452	196,823
Cie. des Alpes	23,088	377,751
Coface SA	81,432	1,313,188
Derichebourg SA	214,968	1,220,708
Elis SA	3,744	85,173
Eramet SA	5,928	350,317
Eurazeo SE	11,388	868,594
Euronext NV(c)	11,388	1,256,490
Eutelsat Communications SACA(b)	66,768	279,033
Forvia SE	33,878	323,190
Gaztransport Et Technigaz SA	8,424	1,225,684
Gecina SA	20,748	2,217,298
ICADE	27,300	714,058
Interparfums SA	12,324	562,883
IPSOS SA	17,940	880,959
Kaufman & Broad SA	13,728	508,455
Klepierre SA	60,216	1,925,201
La Francaise des Jeux SAEM(c)	47,424	2,027,150
Lagardere SA	3,744	86,541
Maisons du Monde SA(c)	63,180	275,644
Mercialys SA	70,356	830,092
Mersen SA	2,028	47,319
Nexans SA	5,460	760,046
Nexity SA(b)	10,975	171,440
Opmobility	22,200	218,211
Quadient SA	30,264	532,546
Renault SA	43,680	1,998,553
Rexel SA	50,856	1,401,156
SCOR SE	28,704	617,562
SOITEC(b)	786	62,241
Sopra Steria Group SACA	468	90,008
SPIE SA	13,104	474,280
Technip Energies NV	13,416	334,962
Teleperformance SE	4,056	429,944
Television Francaise 1 SA	141,180	1,171,373
Trigano SA	4,836	661,145
Ubisoft Entertainment SA(b)	5,460	82,280
Valeo SE	49,193	478,261
Vente-Unique.Com SA, NVS	4,524	74,553
Verallia SA(c)	9,048	260,935
Virbac SACA	780	296,454
Wavestone	3,120	166,079
Wendel SE	1,560	155,044
		28,800,477
Germany — 4.9%
Aixtron SE	9,792	155,482
Amadeus Fire AG	4,212	359,738
Atoss Software SE	8,424	1,108,048
Aurubis AG(a)	15,912	1,251,278
Bechtle AG	8,112	276,979
Bilfinger SE	1,092	52,489
BRANICKS Group AG(b)	2,961	8,133
Ceconomy AG(b)	207,012	666,289
Covestro AG(b)(c)	8,736	553,307
CTS Eventim AG & Co. KGaA	3,588	376,794
Delivery Hero SE, Class A(b)(c)	20,124	854,306
Dermapharm Holding SE(a)	6,084	206,667
Deutsche Pfandbriefbank AG(a)(b)(c)	124,224	705,480
Deutz AG	53,352	237,246
Duerr AG	11,856	274,752
Security	Shares	Value
Germany (continued)
DWS Group GmbH & Co. KGaA(c)	1,716	$73,236
Elmos Semiconductor SE	2,028	121,164
Ernst Russ AG	34,788	212,664
flatexDEGIRO AG	38,064	559,161
Freenet AG	39,000	1,159,095
GEA Group AG	23,244	1,144,902
Gerresheimer AG	1,248	105,106
GFT Technologies SE(a)	2,184	48,166
HelloFresh SE(b)	44,063	488,000
Hugo Boss AG	24,648	1,134,747
Jumia Technologies AG, ADR(a)(b)	30,888	142,085
K+S AG, Registered(a)	22,152	268,987
Kloeckner & Co. SE	133,692	682,706
Krones AG	5,928	772,159
Lanxess AG	8,927	259,242
METRO AG	35,184	165,738
MLP SE	15,600	101,445
Mutares SE & Co. KGaA	7,176	192,294
Nemetschek SE	10,296	1,109,416
Patrizia SE	36,348	307,210
ProSiebenSat.1 Media SE(a)	32,916	202,614
Puma SE	6,396	291,656
PVA TePla AG(b)	14,508	183,057
Rational AG	312	305,542
SAF-Holland SE	28,860	446,435
Salzgitter AG(a)	54,912	838,662
Schaeffler AG(b)	147,026	734,547
Scout24 SE(c)	14,196	1,226,326
SGL Carbon SE(a)(b)	31,356	160,016
Sixt SE(a)	4,378	346,771
SMA Solar Technology AG(a)	5,393	94,368
TAG Immobilien AG(b)	13,104	217,838
Takkt AG	21,684	211,809
TeamViewer SE(b)(c)	28,860	415,766
thyssenkrupp AG	65,043	227,053
TUI AG(b)	147,732	1,231,506
United Internet AG, Registered(d)	12,792	261,896
Wacker Chemie AG	4,836	406,770
Zalando SE(b)(c)	46,956	1,421,484
		25,358,627
Hong Kong — 1.8%
Champion REIT	936,000	218,986
Chinese Estates Holdings Ltd.(b)	1,170,000	190,056
CK Life Sciences International Holdings Inc.(b)	4,056,000	236,921
EVA Precision Industrial Holdings Ltd.	3,432,000	299,710
First Pacific Co. Ltd.	3,432,000	1,929,895
Giordano International Ltd.(a)	3,744,000	821,437
Golden Resources Development International Ltd.	1,872,000	100,257
HKBN Ltd.	858,000	377,887
Hong Kong Technology Venture Co. Ltd.(a)(b)	1,404,000	261,379
IGG Inc.	936,000	494,941
Johnson Electric Holdings Ltd.	156,000	236,808
JS Global Lifestyle Co. Ltd.(c)	468,000	94,226
Kerry Logistics Network Ltd.	78,000	73,143
Modern Dental Group Ltd.	312,000	150,290
PAX Global Technology Ltd.	312,000	207,088
PC Partner Group Ltd.	624,000	370,013
Singamas Container Holdings Ltd.	1,248,000	110,510
Solomon Systech International Ltd.(a)(b)	3,432,000	250,277
Stella International Holdings Ltd.	78,000	145,604
Sun Hung Kai & Co. Ltd.(a)	468,000	166,758
Texwinca Holdings Ltd.	2,184,000	259,031

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
United Laboratories International Holdings Ltd. (The)	624,000	$847,010
Valuetronics Holdings Ltd.	998,400	471,184
VTech Holdings Ltd.	124,800	928,995
		9,242,406
Ireland — 0.6%
Bank of Ireland Group PLC	260,832	2,417,445
Glanbia PLC	21,107	350,127
Glenveagh Properties PLC(b)(c)	185,796	325,075
		3,092,647
Israel — 1.1%
Africa Israel Residences Ltd.	3,276	228,435
Alarum Technologies Ltd.(a)(b)	223,548	286,061
Altshuler Shaham Finance Ltd.(a)	55,068	97,926
Delek Automotive Systems Ltd.	77,688	480,838
Elco Ltd.	2,184	67,061
Electra Consumer Products 1970 Ltd.(a)(b)	4,680	93,581
Equital Ltd.(b)	2	59
G City Ltd.	165,828	616,207
Ilex Medical Ltd.	6,084	104,482
Migdal Insurance & Financial Holdings Ltd.	213,408	347,289
Naphtha Israel Petroleum Corp. Ltd.(b)	35,880	211,700
Oil Refineries Ltd.	775,164	197,664
Partner Communications Co. Ltd.(a)(b)	36,192	154,052
Paz Retail & Energy Ltd.	4,368	494,424
Property & Building Corp. Ltd.(b)	7,020	506,430
Retailors Ltd.	44,336	799,614
Tamar Petroleum Ltd.(c)	21,060	124,459
Tel Aviv Stock Exchange Ltd.	53,196	533,345
Telsys Ltd.	3,276	158,416
		5,502,043
Italy — 3.4%
A2A SpA	752,856	1,720,911
ACEA SpA	73,788	1,398,180
Banca Generali SpA	10,452	463,186
Banca Monte dei Paschi di Siena SpA	208,104	1,142,077
Banca Popolare di Sondrio SpA	13,572	101,225
BPER Banca SpA	298,896	1,819,857
Cembre SpA	8,736	363,474
Credito Emiliano SpA	11,232	121,290
d'Amico International Shipping SA, NVS	110,448	593,491
Danieli & C Officine Meccaniche SpA	6,552	177,416
De' Longhi SpA	10,452	326,676
Enav SpA(c)	173,940	736,938
ERG SpA	11,544	259,254
Esprinet SpA(b)	7,644	47,228
Eviso SpA(b)	18,096	114,560
Hera SpA	48,204	184,407
Immobiliare Grande Distribuzione SIIQ SpA(b)	68,640	184,555
Iren SpA	188,916	409,159
Italgas SpA	90,324	554,102
Iveco Group NV	59,280	616,026
MFE-MediaForEurope NV, Class B, NVS(a)	132,912	613,866
Moltiply Group SpA(a)	9,984	371,415
OVS SpA(c)	194,844	598,071
Piaggio & C SpA	323,076	777,904
Pirelli & C SpA(c)	7,800	42,622
RAI Way SpA(c)	43,056	246,816
Reply SpA	3,588	547,015
Safilo Group SpA(a)(b)	111,384	121,400
Saipem SpA(b)	30,420	72,326
Sanlorenzo SpA/Ameglia	10,452	393,556
Security	Shares	Value
Italy (continued)
Sesa SpA(a)	1,092	$94,835
SOL SpA	19,968	774,460
Technogym SpA(c)	25,116	270,749
Unieuro SpA(c)	7,800	97,741
Unipol Gruppo SpA	117,468	1,459,890
		17,816,678
Japan — 24.5%
77 Bank Ltd. (The)	46,800	1,204,806
A&D HOLON Holdings Co. Ltd.	31,200	446,411
Abalance Corp.(a)	15,600	91,695
Adastria Co. Ltd.	15,600	360,536
ADEKA Corp.	31,200	562,867
Aichi Corp.	109,200	852,264
Aizawa Securities Group Co. Ltd.	31,200	333,624
Alpen Co. Ltd.	15,600	209,318
Amano Corp.	31,200	899,880
Amiyaki Tei Co. Ltd.	46,800	509,553
Aoyama Trading Co. Ltd.	31,200	267,559
Aozora Bank Ltd.	15,600	268,947
Arata Corp.	15,600	350,235
ARE Holdings Inc.	15,600	190,988
Artience Co. Ltd.	15,600	373,899
Artner Co. Ltd.	31,200	360,141
Asahi Yukizai Corp.	37,500	1,000,459
Aska Pharmaceutical Holdings Co. Ltd.	15,600	221,325
ASKUL Corp.	31,200	393,427
Base Co. Ltd.	15,600	300,970
BML Inc.	10,300	188,821
Careerlink Co. Ltd.	15,600	255,388
Central Automotive Products Ltd.	15,600	469,852
Chikaranomoto Holdings Co. Ltd.(a)	31,200	221,383
Chugoku Marine Paints Ltd.	62,400	891,305
Citizen Watch Co. Ltd.	31,200	185,488
CKD Corp.	15,600	262,592
Colowide Co. Ltd.	15,600	172,770
Cosel Co. Ltd.	46,800	376,379
Cybozu Inc.	31,200	428,387
Daicel Corp.	46,800	413,060
Daido Steel Co. Ltd.	19,500	150,994
Daidoh Ltd.	46,800	258,085
Daihen Corp.	4,700	194,967
Daiwa Industries Ltd.	46,800	442,653
Daiwa Securities Living Investments Corp.	468	281,475
Daiwabo Holdings Co. Ltd.	31,200	561,642
DD GROUP Co. Ltd.(b)	15,600	140,181
Dentsu Soken Inc.	36,600	1,302,647
Dexerials Corp.	46,800	714,522
Digital Arts Inc.	7,300	248,454
DMG Mori Co. Ltd.	31,200	594,924
DTS Corp.	46,800	1,212,195
en Japan Inc.	7,000	111,486
Endo Lighting Corp.	31,200	262,925
Enplas Corp.	6,000	266,262
Eternal Hospitality Group Co. Ltd.	15,600	361,294
Financial Products Group Co. Ltd.	78,000	1,198,150
Food & Life Companies Ltd.	15,600	307,626
FP Partner Inc.(a)	19,600	374,967
Frontier Real Estate Investment Corp.	105	278,831
Fujimi Inc.	46,800	720,023
Fukuda Denshi Co. Ltd.	6,000	302,193
Fukui Computer Holdings Inc.	15,600	275,072
Fullcast Holdings Co. Ltd.	15,600	156,891

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Furukawa Electric Co. Ltd.	900	$22,135
Furuno Electric Co. Ltd.	15,600	251,526
Fuyo General Lease Co. Ltd.	14,200	1,004,838
G-7 Holdings Inc.	15,600	146,096
Geo Holdings Corp.	46,800	467,440
Gift Holdings Inc.	31,200	657,605
Global One Real Estate Investment Corp.	156	100,508
GMO Financial Holdings Inc.	109,200	456,166
GMO GlobalSign Holdings KK(a)	15,600	285,169
GMO internet group Inc.	31,200	539,201
Gree Inc.(a)	15,600	47,557
GungHo Online Entertainment Inc.	9,000	200,469
Gunma Bank Ltd. (The)	109,200	614,968
Gurunavi Inc.(b)	46,800	94,989
H.U. Group Holdings Inc.	15,600	268,439
Hachijuni Bank Ltd. (The)	171,600	941,696
Hanwa Co. Ltd.	7,200	238,561
Hazama Ando Corp.	15,600	115,229
Heiwa Real Estate Co. Ltd.	31,200	856,970
Hibiya Engineering Ltd.	7,900	177,809
Hioki EE Corp	15,600	837,751
Hokkaido Electric Power Co. Inc.	15,600	100,355
Hokko Chemical Industry Co. Ltd.	15,600	129,264
Hokuetsu Corp.(a)	31,200	311,130
Hosiden Corp.	15,600	233,674
Ichibanya Co. Ltd.	15,600	106,967
Idec Corp./Japan	10,500	169,262
I'll Inc.	46,800	956,366
Inabata & Co. Ltd.	31,200	663,795
Inageya Co. Ltd.	15,600	117,836
Insource Co. Ltd.	78,000	488,805
Integrated Design & Engineering Holdings Co. Ltd., NVS	16,000	455,231
Inui Global Logistics Co. Ltd.	46,800	342,407
Itochu-Shokuhin Co. Ltd.	15,600	702,103
Itoki Corp.	93,600	891,016
Iyogin Holdings Inc., NVS	78,000	740,454
JAFCO Group Co. Ltd.	46,800	628,891
Japan Communications Inc.(a)(b)	202,800	189,009
Japan Investment Adviser Co. Ltd.	15,600	104,359
Japan Logistics Fund Inc.	156	279,511
Japan Petroleum Exploration Co. Ltd.	126,900	954,295
Japan Pulp & Paper Co. Ltd.	208,600	911,587
Japan Securities Finance Co. Ltd.	62,400	814,117
Japan Wool Textile Co. Ltd. (The)	46,800	388,194
JCU Corp.	15,600	359,578
Juki Corp.	93,600	243,844
Justsystems Corp.	6,700	149,808
JVCKenwood Corp.	124,800	981,517
Kagome Co. Ltd.	15,600	309,026
Kamei Corp.	78,000	1,004,218
Kanadevia Corp.	46,800	319,898
Kandenko Co. Ltd.	46,800	684,850
Kappa Create Co. Ltd.(a)	31,200	332,643
KeePer Technical Laboratory Co. Ltd.(a)	5,000	137,324
Keihanshin Building Co. Ltd.	78,000	760,543
Kissei Pharmaceutical Co. Ltd.	1,200	29,283
Ki-Star Real Estate Co. Ltd.	7,100	180,195
Kitz Corp.	124,800	860,905
Kokuyo Co. Ltd.	31,200	501,957
Komori Corp.	31,200	225,641
Konishi Co. Ltd.	46,800	402,242
Security	Shares	Value
Japan (continued)
Kosaido Holdings Co. Ltd.	109,200	$380,640
Koshidaka Holdings Co. Ltd.	31,200	244,737
Kotobuki Spirits Co. Ltd.	66,400	896,580
KPP Group Holdings Co. Ltd.	156,000	669,496
K's Holdings Corp.	15,600	149,175
Kurabo Industries Ltd.	31,200	959,068
Kyorin Pharmaceutical Co. Ltd.	15,600	154,818
Kyudenko Corp.	7,500	269,253
Kyushu Financial Group Inc.	78,000	353,249
LaSalle Logiport REIT	1,248	1,187,553
Life Corp.	46,800	1,016,865
Macnica Holdings Inc.	18,800	214,439
Mani Inc.	15,600	186,124
Maruchiyo Yamaokaya Corp.	15,600	333,827
Maruichi Steel Tube Ltd.	15,600	336,183
Maruwa Co. Ltd./Aichi	3,000	827,602
Maruzen Showa Unyu Co. Ltd.	31,200	1,203,302
Max Co. Ltd.	15,600	359,814
Medical Data Vision Co. Ltd.	15,600	52,621
Medley Inc.(b)	5,000	121,998
MEITEC Group Holdings Inc.	38,600	739,702
Menicon Co. Ltd.	2,500	27,508
Micronics Japan Co. Ltd.	15,600	388,692
MIMAKI ENGINEERING Co. Ltd.	31,200	274,904
Mitsubishi Logistics Corp.	50,000	335,192
Mitsubishi Paper Mills Ltd.	31,200	99,295
Mitsui DM Sugar Holdings Co. Ltd.	7,000	149,228
Mitsui High-Tec Inc.	31,200	166,031
Mitsui Matsushima Holdings Co. Ltd.	23,200	663,664
Mitsui Mining & Smelting Co. Ltd.	15,600	495,638
Mizuho Leasing Co. Ltd.	15,600	102,094
Mizuho Medy Co. Ltd.	46,800	508,473
Mizuno Corp.	5,800	307,851
Mochida Pharmaceutical Co. Ltd.	15,600	356,893
Monex Group Inc.	124,800	585,600
Monogatari Corp. (The)	15,600	366,882
Mori Hills REIT Investment Corp.	156	129,844
Mori Trust REIT Inc.	2,808	1,134,370
Morinaga & Co. Ltd./Japan	31,200	583,586
MOS Food Services Inc.	15,600	368,513
Mugen Estate Co. Ltd.	46,800	477,496
m-up Holdings Inc.	109,200	942,379
Nagase & Co. Ltd.	62,400	1,294,953
Nakanishi Inc.	15,600	265,276
NEC Networks & System Integration Corp.	15,600	329,569
NET One Systems Co. Ltd.	20,900	507,427
Nichias Corp.	15,600	558,688
Nichiha Corp.	9,100	205,511
Nihon Kohden Corp.	31,200	465,077
Nihon Parkerizing Co. Ltd.	35,500	299,220
Nippon Gas Co. Ltd.	62,400	852,841
Nippon REIT Investment Corp.	468	968,238
Nishi-Nippon Financial Holdings Inc.	109,200	1,176,040
Nisshin Oillio Group Ltd. (The)	7,000	237,891
Nisshinbo Holdings Inc.	15,600	99,053
Nissui Corp.	140,400	852,848
Nittetsu Mining Co. Ltd.	15,600	444,048
Nitto Kogyo Corp.	15,600	301,310
Nomura Co. Ltd.	62,400	316,190
Nomura Micro Science Co. Ltd.	31,200	430,680
North Pacific Bank Ltd.	93,600	242,934
NSD Co. Ltd.	78,000	1,684,643

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Obara Group Inc.	9,200	$254,627
Ohsho Food Service Corp.	11,700	229,826
Okamoto Machine Tool Works Ltd.(a)	15,600	401,510
Okasan Securities Group Inc.	109,200	433,605
Okinawa Electric Power Co. Inc. (The)	15,636	106,338
Okumura Corp.	15,600	438,046
Okuwa Co. Ltd.	15,600	92,800
Onward Holdings Co. Ltd.	124,800	426,149
Organo Corp.	15,600	728,917
Osaka Soda Co. Ltd.	10,000	105,032
Oyo Corp.	15,600	260,002
PAL GROUP Holdings Co. Ltd.	78,000	1,569,000
Pharma Foods International Co. Ltd.	59,000	369,385
PILLAR Corp./Japan	15,600	436,771
Press Kogyo Co. Ltd.	124,800	448,657
Quick Co. Ltd.	31,200	411,505
Relo Group Inc.	93,600	1,138,585
Rengo Co. Ltd.	31,200	188,977
Riken Keiki Co. Ltd.(a)	15,600	441,977
Riken Technos Corp.	124,800	849,305
Riken Vitamin Co. Ltd.	31,200	546,228
Riso Kagaku Corp.	6,000	138,282
Round One Corp.	46,800	296,197
Royal Holdings Co. Ltd.(a)	15,600	253,619
Sac's Bar Holdings Inc.	15,600	92,844
Saibu Gas Holdings Co. Ltd.	46,800	548,166
Saizeriya Co. Ltd.	26,700	985,562
Sanki Engineering Co. Ltd.	109,200	1,711,738
Sansan Inc.(b)	46,800	680,776
Sansha Electric Manufacturing Co. Ltd.	31,200	204,080
Santec Holdings Corp.	15,600	566,112
Sanyo Denki Co. Ltd.	4,300	249,648
Sanyo Special Steel Co. Ltd.	15,600	192,834
Senshu Electric Co. Ltd.	46,800	1,556,215
Shibaura Machine Co. Ltd.	8,000	194,740
Shibaura Mechatronics Corp.	20,100	1,384,917
Shibuya Corp.	5,000	120,430
Shikoku Kasei Holdings Corp.	15,600	209,633
Shin Nippon Biomedical Laboratories Ltd.	39,300	317,248
Shinmaywa Industries Ltd.	15,600	138,339
Shizuoka Gas Co. Ltd.	31,200	209,275
SHO-BOND Holdings Co. Ltd.	10,800	379,928
Shoei Co. Ltd.	15,600	239,396
Shofu Inc.	9,200	135,789
SIGMAXYZ Holdings Inc.	15,600	174,631
Simplex Holdings Inc.	4,900	79,464
Software Service Inc.(a)	4,800	398,921
Soliton Systems KK	31,200	260,357
Star Micronics Co. Ltd.	31,200	399,646
Sumiseki Holdings Inc.(a)	31,200	191,821
Sumitomo Bakelite Co. Ltd.	10,000	261,146
Sun Corp.	15,600	816,403
Sun* Inc.(b)	10,500	36,101
Systena Corp.	109,200	259,358
Syuppin Co. Ltd.	31,200	214,544
Taihei Dengyo Kaisha Ltd.	15,600	524,572
Takara Holdings Inc.	31,200	245,244
Takara Standard Co. Ltd.	31,200	338,849
Tama Home Co. Ltd.	46,800	1,180,050
Tamron Co. Ltd.	5,800	163,219
TDC Soft Inc.	31,200	252,094
Teikoku Electric Manufacturing Co. Ltd.	46,800	866,745
Security	Shares	Value
Japan (continued)
Tera Probe Inc.	2,000	$41,593
Toagosei Co. Ltd.	15,600	159,158
TOC Co. Ltd.	124,800	497,290
Tocalo Co. Ltd.	31,200	362,934
Toho Co. Ltd./Kobe	15,600	275,943
Toho Gas Co. Ltd.	78,000	1,950,682
Toho Titanium Co. Ltd.(a)	15,600	103,149
Toho Zinc Co. Ltd.(b)	46,800	296,533
Tokyo Kiraboshi Financial Group Inc.	7,800	209,815
Tokyo Seimitsu Co. Ltd.	8,200	441,236
Tokyu REIT Inc.	2,028	2,058,665
Tomoku Co. Ltd.	46,800	708,887
Tomy Co. Ltd.	31,200	823,642
Topcon Corp.	31,200	316,735
Torii Pharmaceutical Co. Ltd.	31,200	844,023
Toyo Tanso Co. Ltd.	6,000	206,103
TSI Holdings Co. Ltd.	156,000	913,435
Tsuburaya Fields Holdings Inc.	46,800	625,857
Tsugami Corp.	31,200	289,014
Uchida Yoko Co. Ltd.	16,900	721,774
Ulvac Inc.(a)	13,300	621,873
U-Next Holdings Co. Ltd.	15,600	497,634
United Arrows Ltd.	15,600	222,256
United Super Markets Holdings Inc.(a)	46,800	256,277
Ushio Inc.	15,600	214,750
Visional Inc.(b)	21,000	1,123,691
Vital KSK Holdings Inc.	15,600	130,608
Wacom Co. Ltd.	62,400	287,654
Wakita & Co. Ltd.	15,600	160,795
West Holdings Corp.	6,000	89,284
Yamae Group Holdings Co. Ltd.	8,000	102,210
Yamaguchi Financial Group Inc.	31,200	305,504
Yamazen Corp.	15,600	135,507
Yodogawa Steel Works Ltd.	15,600	551,313
Yonex Co. Ltd.	46,800	585,614
Yoshinoya Holdings Co. Ltd.	15,600	317,699
Yurtec Corp.	109,200	1,054,496
Yushiro Chemical Industry Co. Ltd.	31,200	319,491
Zacros Corp.	7,000	197,433
ZERIA Pharmaceutical Co. Ltd.	15,600	238,182
		127,528,540
Netherlands — 2.6%
Aalberts NV	9,204	332,129
ABN AMRO Bank NV, CVA(c)	146,484	2,420,750
Allfunds Group PLC	26,988	165,075
Arcadis NV	5,304	367,269
ASR Nederland NV	36,504	1,730,253
BE Semiconductor Industries NV	18,096	1,926,249
Corbion NV	6,970	174,759
Eurocommercial Properties NV	10,296	261,508
Flow Traders Ltd., NVS	10,140	232,067
IMCD NV	4,836	768,881
InPost SA(b)	44,772	873,416
Koninklijke BAM Groep NV	148,356	684,723
NSI NV	17,784	383,022
OCI NV	37,752	459,634
PostNL NV	142,197	170,606
Signify NV(c)	63,492	1,554,579
TKH Group NV	5,772	234,859
TomTom NV(a)(b)	91,104	497,629

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Van Lanschot Kempen NV	7,020	$320,870
		13,558,278
New Zealand — 0.7%
Argosy Property Ltd.(a)	370,656	240,372
Genesis Energy Ltd.(a)	167,388	213,602
Goodman Property Trust	683,436	861,496
Investore Property Ltd.	76,284	56,082
Kiwi Property Group Ltd.	2,343,744	1,309,188
Manawa Energy Ltd.	21,044	69,305
Precinct Properties Group(a)	132,912	100,096
Skellerup Holdings Ltd.	119,184	349,770
SKY Network Television Ltd.	230,724	377,856
SKYCITY Entertainment Group Ltd.	147,112	120,463
Warehouse Group Ltd. (The)	281,892	173,541
		3,871,771
Norway — 1.3%
Aker Solutions ASA	104,832	496,729
Atea ASA	51,168	654,938
Beerenberg AS	40,872	153,453
BW Offshore Ltd.	43,368	117,486
Crayon Group Holding ASA(b)(c)	7,488	74,163
DNO ASA	503,568	493,506
Elmera Group ASA(c)	74,880	229,861
Europris ASA(c)	7,644	47,167
Hoegh Autoliners ASA	29,328	308,655
Kid ASA(c)	38,220	526,036
LINK Mobility Group Holding ASA(b)	107,016	257,401
Norconsult Norge A/S, NVS	130,572	459,368
OKEA ASA(a)	197,808	412,237
Opera Ltd., ADR(a)	24,960	448,531
Rana Gruber ASA, Class A	104,520	751,732
Selvaag Bolig ASA	84,864	254,202
SpareBank 1 SMN	34,632	511,159
Veidekke ASA	9,984	114,059
Xplora Technologies AS(b)	110,292	255,672
		6,566,355
Portugal — 0.3%
CTT-Correios de Portugal SA	133,224	619,837
REN - Redes Energeticas Nacionais SGPS SA	272,376	679,956
Semapa-Sociedade de Investimento e Gestao	32,292	520,190
		1,819,983
Singapore — 2.1%
BW LPG Ltd.(c)	39,156	505,002
CDL Hospitality Trusts	452,400	306,680
Centurion Corp. Ltd.	187,200	119,791
ComfortDelGro Corp. Ltd.	124,800	138,419
Delfi Ltd.(a)	842,400	556,392
Digital Core REIT Management Pte. Ltd.(a)	709,500	440,710
Dyna-Mac Holdings Ltd.	1,684,800	833,216
Food Empire Holdings Ltd.	780,000	602,499
Golden Agri-Resources Ltd.(a)	6,255,600	1,373,816
Hour Glass Ltd. (The)	140,400	165,865
Keppel Infrastructure Trust	826,800	273,480
NetLink NBN Trust	1,513,200	1,025,607
Paragon REIT	499,200	330,784
Parkway Life REIT(a)	546,000	1,557,253
Riverstone Holdings Ltd./Singapore	468,000	320,414
Samudera Shipping Line Ltd.	546,000	325,314
Sasseur Real Estate Investment Trust(a)	608,400	316,475
Sheng Siong Group Ltd.	202,800	244,189
Wing Tai Holdings Ltd.(a)	873,600	884,844
Security	Shares	Value
Singapore (continued)
Yanlord Land Group Ltd.(b)	1,294,800	$682,434
		11,003,184
Spain — 3.0%
Acciona SA	9,516	1,221,191
Acerinox SA	174,096	1,595,259
Applus Services SA(b)	39,000	540,459
Atresmedia Corp. de Medios de Comunicacion SA	83,460	395,737
Banco de Sabadell SA	1,701,804	3,319,170
Bankinter SA	125,424	1,023,260
eDreams ODIGEO SA(b)	21,996	155,281
Energia Innovacion y Desarrollo Fotovoltaico SA(b)	21,684	110,268
Fluidra SA	9,204	248,773
Gestamp Automocion SA(c)	102,024	299,623
Indra Sistemas SA	22,932	404,279
Inmobiliaria Colonial SOCIMI SA	19,968	121,026
Lar Espana Real Estate SOCIMI SA	112,632	1,007,077
Logista Integral SA	8,892	272,429
Merlin Properties SOCIMI SA	79,872	891,235
Metrovacesa SA(a)(c)	43,056	398,559
Neinor Homes SA(c)	16,224	266,127
Pharma Mar SA	7,800	600,811
Prosegur Cia. de Seguridad SA	74,412	152,656
Puig Brands SA, Class B(b)	54,600	1,259,445
Sacyr SA	134,623	448,298
Tubacex SA(a)	85,020	296,862
Unicaja Banco SA(c)	309,036	388,489
		15,416,314
Sweden — 3.6%
AcadeMedia AB(c)	11,232	69,261
Alleima AB, NVS	47,892	292,655
Arise AB	48,672	186,955
Arjo AB, Class B	117,000	385,900
Atrium Ljungberg AB, Class B	10,608	212,803
Betsson AB, Class B	119,808	1,593,609
Bilia AB, Class A	89,076	1,050,203
BioArctic AB, Class B(b)(c)	3,744	51,808
BioGaia AB, Class B	36,972	366,092
Biotage AB	3,120	46,824
Bonava AB, Class B(a)(b)	651,768	569,495
BoneSupport Holding AB(b)(c)	31,356	987,302
Bravida Holding AB(c)	18,408	136,657
Bulten AB(a)	31,824	207,106
Byggmax Group AB	17,628	73,923
Careium AB(b)	29,952	87,147
Cheffelo AB	27,924	67,618
Clas Ohlson AB, Class B	75,972	1,258,296
Concentric AB(a)	31,980	690,353
Corem Property Group AB	14,040	330,754
Diamyd Medical AB, Class B(b)	49,296	60,703
Electrolux Professional AB, Class B	41,652	287,144
Ferronordic AB(a)(b)	25,272	136,387
Heba Fastighets AB, Class B	121,680	373,449
HMS Networks AB	2,496	92,870
Intrum AB(a)(b)	29,016	94,058
Investment AB Oresund	54,444	579,245
Inwido AB	41,184	747,567
JM AB(a)	12,792	216,792
Lindab International AB	18,252	382,648
Loomis AB, Class B	22,152	694,003
MIPS AB	1,404	68,864
Net Insight AB, Class B(b)	826,644	612,554

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
New Wave Group AB, Class B	78,468	$834,044
Nobia AB(b)	1,109,472	521,191
Nyfosa AB	75,660	765,396
Peab AB, Class B	18,408	140,315
Ratos AB, Class B	22,308	71,298
RaySearch Laboratories AB	44,460	634,275
Samhallsbyggnadsbolaget i Norden AB	552,552	293,716
Scandic Hotels Group AB(b)(c)	126,204	815,488
SkiStar AB	7,644	117,717
Train Alliance AB	46,644	90,184
Truecaller AB, Class B	75,348	337,196
Vitrolife AB	4,056	90,235
Volati AB	22,308	206,680
Wallenstam AB, Class B	10,296	48,697
Wihlborgs Fastigheter AB	78,156	821,564
Zinzino AB, Class B	11,076	96,055
		18,895,096
Switzerland — 6.1%
Accelleron Industries AG, NVS	40,092	2,149,628
Adecco Group AG, Registered	23,400	731,992
Aryzta AG(b)	167,544	296,296
Ascom Holding AG, Registered	18,876	105,249
Avolta AG, Registered	1,716	68,226
Banque Cantonale Vaudoise, Registered	14,508	1,445,680
Belimo Holding AG, Registered	780	516,697
BKW AG	4,836	849,685
Bucher Industries AG, Registered	2,245	874,381
Burckhardt Compression Holding AG	352	258,784
Cembra Money Bank AG	3,120	280,966
Clariant AG, Registered	51,324	713,280
Comet Holding AG, Registered	624	207,020
dormakaba Holding AG	624	475,820
Dottikon Es Holding AG(b)	1,170	321,782
Emmi AG, Registered	156	148,270
Flughafen Zurich AG, Registered	780	183,879
Forbo Holding AG, Registered	331	325,413
Galenica AG(c)	17,940	1,561,360
Georg Fischer AG	7,176	520,689
Helvetia Holding AG, Registered	10,452	1,765,459
Implenia AG, Registered	13,260	468,688
Inficon Holding AG, Registered	827	990,872
Interroll Holding AG, Registered	193	507,547
Landis+Gyr Group AG	5,772	464,962
LEM Holding SA, Registered	156	208,108
Logitech International SA, Registered	32,604	2,669,672
Mobilezone Holding AG, Registered	3,276	52,266
Mobimo Holding AG, Registered	521	161,389
PSP Swiss Property AG, Registered	9,828	1,395,673
Schweiter Technologies AG, NVS	156	71,246
SFS Group AG	1,872	267,862
Siegfried Holding AG, Registered	333	434,979
SIG Group AG	43,056	929,155
SKAN Group AG	2,028	181,300
Swiss Prime Site AG, Registered	7,956	863,080
Swissquote Group Holding SA, Registered	9,516	3,237,057
Tecan Group AG, Registered	3,432	867,171
Temenos AG, Registered	11,232	777,986
VAT Group AG(c)	5,772	2,403,425
Vontobel Holding AG, Registered	8,892	578,885
Zehnder Group AG, Registered	6,708	374,608
		31,706,487
Security	Shares	Value
United Kingdom — 14.5%
4imprint Group PLC	11,388	$750,135
abrdn PLC	674,700	1,149,459
AG Barr PLC	9,204	73,938
Airtel Africa PLC(c)	289,380	380,275
AJ Bell PLC	162,240	929,896
Ashmore Group PLC	76,284	208,637
B&M European Value Retail SA	175,500	878,025
Baltic Classifieds Group PLC	266,916	1,085,872
Bank of Georgia Group PLC	13,260	711,282
Beazley PLC	80,184	781,655
Bellway PLC	29,172	1,066,786
Big Yellow Group PLC	5,460	85,048
Bloomsbury Publishing PLC	82,992	725,331
Bodycote PLC	10,452	74,241
Bridgepoint Group PLC(c)	151,944	610,500
British Land Co. PLC (The)	450,060	2,315,988
Britvic PLC	102,960	1,698,912
Burberry Group PLC	81,276	826,161
Bytes Technology Group PLC	109,824	639,561
Capricorn Energy PLC	177,528	486,289
Carnival PLC(b)	4,836	96,576
Centamin PLC	149,448	306,017
Chemring Group PLC	147,264	679,275
Clarkson PLC	2,808	127,751
Computacenter PLC	48,828	1,373,898
ConvaTec Group PLC(c)	353,652	975,525
Currys PLC(b)	700,284	744,960
Deliveroo PLC(b)(c)	373,620	663,872
Derwent London PLC	8,424	237,885
DFS Furniture PLC	214,032	363,345
Diploma PLC	22,932	1,260,657
Domino's Pizza Group PLC	446,472	1,734,019
Dowlais Group PLC	410,542	259,867
Drax Group PLC	122,460	986,423
Dunelm Group PLC	48,204	690,743
Evoke PLC(b)	157,092	124,880
FDM Group Holdings PLC	126,360	576,790
Ferrexpo PLC(b)	1,047,072	870,845
Firstgroup PLC	712,920	1,225,394
Frasers Group PLC(b)	61,620	609,397
Games Workshop Group PLC	5,616	868,111
Genuit Group PLC	18,564	112,266
Genus PLC	9,360	252,995
Grafton Group PLC	45,708	590,325
Grainger PLC	42,276	124,219
Great Portland Estates PLC	73,320	296,391
Greencore Group PLC(b)	86,580	232,213
Greggs PLC	45,240	1,603,952
Halfords Group PLC	347,412	750,799
Hammerson PLC, NVS	153,832	570,083
Hargreaves Lansdown PLC	25,740	361,231
Helical PLC	206,856	532,394
Hill & Smith PLC	27,456	718,111
Hiscox Ltd.	15,912	222,002
Hochschild Mining PLC(b)	139,308	412,253
Howden Joinery Group PLC	82,212	894,475
IG Group Holdings PLC	68,556	793,236
IMI PLC	6,240	132,908
Immunocore Holdings PLC(a)(b)	1,792	55,247
Inchcape PLC	191,568	1,771,848
Indivior PLC, NVS(b)	50,717	449,858
International Distributions Services PLC	338,988	1,473,929

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
International Workplace Group PLC	48,204	$99,626
Investec PLC	227,704	1,746,998
Johnson Matthey PLC	17,784	342,213
Just Group PLC	58,812	101,619
Kainos Group PLC	66,456	640,117
Keller Group PLC	42,744	895,902
Kingfisher PLC	184,860	699,104
Land Securities Group PLC	197,652	1,535,101
Man Group PLC/Jersey	676,624	1,731,613
Marshalls PLC	92,040	403,516
Marston's PLC(b)	120,588	59,787
MONY Group PLC	360,204	872,360
Moonpig Group PLC(b)	24,180	77,947
Morgan Sindall Group PLC	19,968	964,713
N Brown Group PLC(b)	349,128	176,922
Odfjell Technology Ltd.	52,104	239,200
OSB Group PLC	128,388	581,158
Oxford Instruments PLC	17,784	497,143
Pagegroup PLC	66,144	304,824
Paragon Banking Group PLC	165,360	1,462,714
Pets at Home Group PLC	212,004	809,718
Picton Property Income Ltd.	249,444	223,096
Playtech PLC(b)	79,092	740,413
Plus500 Ltd.	24,960	753,765
PureTech Health PLC(b)	73,944	145,500
QinetiQ Group PLC	102,804	606,851
Quilter PLC(c)	282,984	523,258
Renewi PLC	8,268	64,772
Renishaw PLC	2,028	82,373
Revolution Beauty Group PLC(b)	349,908	65,874
Rightmove PLC	162,084	1,234,199
RS Group PLC	128,232	1,149,640
Safestore Holdings PLC	54,444	567,809
Savills PLC	47,892	663,242
Serco Group PLC	36,192	81,776
Shaftesbury Capital PLC	650,988	1,142,440
Softcat PLC	81,588	1,783,203
Spectris PLC	17,784	579,029
Spire Healthcare Group PLC(c)	92,196	256,786
Spirent Communications PLC(b)	186,732	404,513
SSP Group PLC	129,168	268,298
SThree PLC	78,000	355,540
Synthomer PLC(b)	40,404	93,416
TBC Bank Group PLC	16,224	575,301
Telecom Plus PLC	40,404	875,263
TI Fluid Systems PLC(c)	153,816	337,572
Trainline PLC(b)(c)	62,244	309,269
Trustpilot Group PLC(b)(c)	312,624	999,721
Tullow Oil PLC(b)	445,848	136,481
UNITE Group PLC (The)	8,892	100,587
Vesuvius PLC	29,016	133,403
Vistry Group PLC(b)	31,200	366,655
Watches of Switzerland Group PLC(b)(c)	10,764	56,587
Weir Group PLC (The)	34,944	941,044
WH Smith PLC	12,792	217,729
Wickes Group PLC	465,192	959,747
Workspace Group PLC	66,768	476,100
XPS Pensions Group PLC	97,188	448,643
		75,567,146
Security	Shares	Value
United States — 0.0%
Gran Tierra Energy Inc., NVS(b)	25,272	$160,270
Total Common Stocks — 98.4% (Cost: $470,706,750)		512,475,136
Preferred Stocks
Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	8,112	393,984
FUCHS SE, Preference Shares, NVS	16,848	786,329
Jungheinrich AG, Preference Shares, NVS	15,912	435,551
KSB SE & Co. KGaA, Preference Shares, NVS	343	217,143
STO SE & Co. KGaA, Preference Shares, NVS	7,925	1,051,252
		2,884,259
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,744	75,683
Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	54,279	473,355
Sweden — 0.0%
Tingsvalvet Fastighets AB, 0.00%	1,872	53,940
Total Preferred Stocks — 0.7% (Cost: $3,651,570)		3,487,237
Rights
Italy — 0.0%
Reply SpA, (Expires 12/12/24, Strike Price EUR 130.96)	3,588	—
Sesa SpA, (Expires 12/12/24, Strike Price EUR 110.20)(a)	1,092	—
		—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.1% (Cost: $474,358,320)		515,962,373
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	15,884,029	15,895,148
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	110,000	110,000
Total Short-Term Securities — 3.1% (Cost: $15,996,792)		16,005,148
Total Investments — 102.2% (Cost: $490,355,112)		531,967,521
Liabilities in Excess of Other Assets — (2.2)%		(11,529,889)
Net Assets — 100.0%		$520,437,632

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,189,522	$—	$(7,302,060)(a)	$3,268	$4,418	$15,895,148	15,884,029	$145,499 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	—	—	—	—	110,000	110,000	1,933	—
				$3,268	$4,418	$16,005,148		$147,432	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	62	12/12/24	$1,080	$(7,011)
Mini S&P/TSE 60 Index	18	12/19/24	936	2,460
STOXX Europe 600 Index	87	12/20/24	2,397	(66,506)
				$(71,057)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$121,490,351	$390,984,785	$—	$512,475,136
Preferred Stocks	665,067	2,822,170	—	3,487,237
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	16,005,148	—	—	16,005,148
	$138,160,566	$393,806,955	$—	$531,967,521
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,460	$—	$—	$2,460
Liabilities
Equity Contracts	—	(73,517)	—	(73,517)
	$2,460	$(73,517)	$—	$(71,057)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust